Stock Warrants (Details) - Schedule of Company’s Warrant Activity - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrant [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, outstanding beginning	1,530,001	1,358	1,358
Number of Warrants, Granted		128,476	1,541,937	1,891
Number of Warrants, Exercised	(35,000)	(8,295)	(10,296)	(4,672)
Number of Warrants, outstanding Ending	1,495,001	121,539	1,530,001	1,358
Weighted Average Exercise Price [Member]
Class of Warrant or Right [Line Items]
Weighted average exercise price, outstanding beginning	$ 38.07	$ 4	$ 4
Weighted Average Exercise Price, Granted		427	38.57	$ 4
Weighted Average Exercise Price, Exercised		0.2	47.97	4
Weighted Average Exercise Price, outstanding ending	$ 38.07	$ 451.4	$ 38.07	$ 4